Quarterly Results of Operations - Unaudited Quarterly Results of Operations (Parenthetical) (Detail) (USD $)	12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Idaho Dairy Farm [Member]	Sep. 30, 2013 Idaho Dairy Farm [Member]	Dec. 31, 2013 Idaho Dairy Farm [Member]	Dec. 31, 2013 Sofine Foods BV [Member]
Quarterly Financial Data [Line Items]
Write-down of assets	$ 24,226,000	$ 0	$ 0	$ 3,700,000	$ 7,400,000		$ 9,800,000
Non-cash write-down of assets, net of tax				2,300,000	4,500,000
Costs incurred and charged to expense				3,300,000		3,306,000
Charge related to lease liabilities, severance charge and related cost, net of tax				$ 2,000,000